Concentrations of Credit Risk	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013
Risks and Uncertainties [Abstract]
Concentration Risk Disclosure [Text Block]

2. Concentrations of Credit Risk

Financial instruments which potentially subject the Company to concentrations of credit risk consist principally of cash and cash equivalents and accounts receivable.
Cash concentration —  The Company places its cash at financial institutions with balances that, at times, may exceed federally insured limits. The Company evaluates the creditworthiness of these financial institutions in determining the risk associated with these deposits. The Company has not experienced any losses on such accounts.
Accounts receivable concentration —  Concentrations of credit risk with respect to trade accounts receivable are limited due to the dispersion of customers across different industries and geographic regions. At June 30, 2014, two customers accounted for approximately 17% and 11% and at December 31, 2013, one customer accounted for 22% of accounts receivable.
Sales concentration —  For the three months ended June 30, 2014 and 2013, one customer accounted for 15% and 18% of net revenues, respectively. For the six months ended June 30, 2014 and 2013, the same customer accounted for 14% and 17% of net revenues, respectively.

3. Concentrations of Credit Risk

Financial instruments which potentially subject the Company to concentrations of credit risk consist principally of cash and cash equivalents and accounts receivable.
Cash concentration — The Company places its cash at financial institutions with balances that, at times, may exceed federally insured limits. The Company evaluates the creditworthiness of these financial institutions in determining the risk associated with these deposits. The Company has not experienced any losses on such accounts.
Accounts receivable concentration — Concentrations of credit risk with respect to trade accounts receivable are limited due to the dispersion of customers across different industries and geographic regions. At December 31, 2013, one customer accounted for approximately 21% of accounts receivable, and at December 31, 2012, two customers accounted for approximately 24% and 12% of accounts receivable, respectively.
Sales concentration — In 2013, the Company had one customer that accounted for 16% of net revenues. In 2012, two customers accounted for 18% and 11% of net revenues, respectively.